Information Regarding The Plan - Additional Information (Details) - EBP 009 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee Benefit Plan , Consecutive Service	90 days
Employee benefit plans vesting description	Participant, Company and Participating Employer matching contributions are 100% vested when made.
Employee benefit plan, vesting percentage	100.00%
Employee benefit plan, note receivable from participant, account, minimum borrowing, amount	$ 500
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Employee benefit plan, notes receivable from participants loan term	5 years
Employee benefit plan , maximum repayment period	10 years
Employee benefit plan, note receivable from participant, account, maximum borrowing, amount	$ 50,000
Employee benefit plan, note receivable from participant, allowance for credit loss	$ 0	$ 0
Maximum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, participant loans interest rate	9.50%	9.50%
Minimum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan participants contribution	1.00%
Employee benefit plan, participant loans interest rate	4.25%	4.25%